OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
Employees' salaries and payroll accruals	$ 328	$ 333
Accrued expenses and other	184	110
Settlement arrangement		791
Current maturity of capital lease		30
Other accounts payable and accruals, total	$ 512	$ 1,264